Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 192,117		$ 26,320	¥ 521,538
Restricted cash (including restricted cash of the former consolidated VIEs and VIEs’ subsidiaries that can only be used to settle obligations of the VIEs of RMB14,942 and nil as of December 31, 2023 and 2024, respectively)		35,539		4,868	53,238
Short term investments (including investments measured at fair value of RMB925,678 and RMB615,461 as of December 31, 2023 and 2024, respectively)		615,461		84,318	928,270
Accounts receivable, net of allowances of RMB15,650 and RMB12,254 as of December 31, 2023 and 2024, respectively		170,901		23,414	279,912
Contract assets, net of allowances of RMB36 and nil as of December 31, 2023 and 2024, respectively		260,368		35,670	359,506
Other receivables, net		732,696		100,379	111,754
Other current assets, net		32,613		4,468	121,347
Total current assets		2,039,695		279,437	2,375,565
Non-current assets:
Restricted bank deposit – non-current (including restricted cash of the former consolidated VIEs and VIEs’ subsidiaries that can only be used to settle obligations of the VIEs of RMB9,107 and nil as of December 31, 2023 and 2024, respectively)		18,088		2,478	27,228
Contract assets - non-current, net of allowances of RMB98 and nil as of December 31, 2023 and 2024, respectively		693,638		95,028	711,424
Property, plant, and equipment, net		78,317		10,729	91,659
Intangible assets, net					58,316
Goodwill, net					374,149
Deferred tax assets		9,976		1,367	40,735
Investments in affiliates		1,004,683		137,641
Other non-current assets		231,735		31,748	235,752
Right-of-use assets		74,882		10,259	136,056
Total non-current assets		2,111,319		289,250	1,675,319
Total assets		4,151,014		568,687	4,050,884
Current liabilities:
Short-term loans		134,976		18,492	164,300
Accounts payable (including accounts payable of the former consolidated VIEs and former VIEs’ subsidiaries without recourse to the Company of RMB2,020 as of December 31, 2023)		113,265		15,517	251,249
Accrued commissions (including accrued commissions of the former consolidated VIEs and former VIEs’ subsidiaries without recourse to the Company of RMB RMB471 as of December 31, 2023)		128,314		17,579	155,558
Insurance premium payables (including insurance premium payables of the former consolidated VIEs and former VIEs’ subsidiaries without recourse to the Company of RMB14,817 as of December 31, 2023)		312		43	14,943
Other payables and accrued expenses (including other payables and accrued expenses of the former consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB3,864 as of December 31, 2023)		269,529		36,925	185,999
Accrued payroll (including accrued payroll of the former consolidated VIEs and former VIEs’ subsidiaries without recourse to the Company of RMB8,173 as of December 31, 2023)		61,013		8,359	94,305
Income taxes payable (including income taxes payable of the former consolidated VIEs and former VIEs’ subsidiaries without recourse to the Company of RMB7,416 as of December 31, 2023)		73,429		10,060	100,260
Current operating lease liabilities (including current operating lease liabilities of the former consolidated VIEs and former VIEs’ subsidiaries without recourse to the Company of RMB3,236 as of December 31, 2023)		36,038		4,936	57,164
Total current liabilities		816,876		111,911	1,023,778
Non-current liabilities:
Accrued commissions – non-current (including accrued commissions of the former consolidated VIEs and former VIEs’ subsidiaries without recourse to the Company of RMB1,579 as of December 31, 2023)		387,540		53,093	401,385
Other tax liabilities (including other tax liability of the former consolidated VIEs and former VIEs’ subsidiaries without recourse to the Company of RMB22,184 as of December 31, 2023)		29,624		4,058	34,368
Deferred tax liabilities (including deferred tax liability of the former consolidated VIEs and former VIEs’ subsidiaries without recourse to the Company of RMB4,118 as of December 31, 2023)		217,673		29,821	149,151
Non-current operating lease liabilities (including non-current operating lease liabilities of the former consolidated VIEs and former VIEs’ subsidiaries without recourse to the Company of nil as of December 31, 2023)		35,472		4,860	71,311
Other non-current liabilities (including other non-current liability of the former consolidated VIEs and former VIEs’ subsidiaries without recourse to the Company of RMB552 as of December 31, 2023)		33,374		4,572	33,373
Total non-current liabilities		703,683		96,404	689,588
Total liabilities		1,520,559		208,315	1,713,366
Commitments and contingencies
Shareholders’ Equity:
Treasury stock		(197)		(27)	(178)
Additional paid-in capital		192,760		26,408	162,721
Statutory reserves		593,691		81,335	608,376
Retained earnings		1,789,250		245,126	1,319,605
Accumulated other comprehensive loss		(37,666)		(5,160)	(27,936)
Total AIFU INC. shareholders’ equity		2,546,516		348,872	2,071,263
Noncontrolling interests		83,939		11,500	266,255
Total shareholders’ equity		2,630,455		360,372	2,337,518
Total liabilities and shareholders’ equity		4,151,014		568,687	4,050,884
Class A Ordinary shares
Shareholders’ Equity:
Ordinary shares	[1]	8,678		1,190	8,675
Class B Ordinary shares
Shareholders’ Equity:
Ordinary shares			[1]			[1]

[1]	Retrospectively restated for a dual-class structure with effective date of October 31, 2024.